CAPITAL STOCK (Details Narrative) - USD ($)		1 Months Ended		9 Months Ended
	Aug. 11, 2022	Jul. 20, 2022	May 30, 2022	Sep. 30, 2022	Sep. 30, 2023	Apr. 11, 2023	Apr. 10, 2023	Apr. 03, 2023	Mar. 24, 2023	Mar. 10, 2023	Jun. 23, 2022
Statement [Line Items]
Options Exercised, Shares					125,148				9,109	29,359
Aggregate common stock shares issued shares							29,929
Common stock shares issued						6,380,083
Convertible common shares stock								309,825			3,098
Outstanding amounts payable									$ 66,154
Non-Brokered Private Placement
Statement [Line Items]
Units Issued	185,659	19,132	413,935	617,585							309,825
shares issued				68,250
Price Per Unit	$ 6.78	$ 6.78	$ 6.78	$ 6.78
Gross Proceeds From Issuance Of Units	$ 986,748	$ 100,652	$ 2,215,811	$ 3,000,000
Legal And Other Expenses	$ 4,759		$ 38,063